SA JPMorgan MFS Core Bond Portfolio Investment Strategy - SA JPMorgan MFS Core Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	The Portfolio seeks to achieve its investment goal by investing under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds (as defined below), including U.S. and foreign fixed income investments with varying maturities. The average portfolio duration of the Portfolio normally varies within two years (plus or minus) of the duration of the Bloomberg U.S. Aggregate Bond Index, as calculated by the respective subadviser. Bonds, for purposes of satisfying the 80% investment requirement, include: •securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises; •corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; •mortgage-backed and other asset-backed securities; •inflation-indexed bonds issued both by governments and corporations; •structured notes, including hybrid or “indexed” securities and event-linked bonds; •loan participations and assignments; •bank capital and trust preferred stocks; •delayed funding loans and revolving credit facilities; •bank certificates of deposit, fixed time deposits and bankers’ acceptances; •repurchase agreements and reverse repurchase agreements; •debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; •obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; •obligations of international agencies or supranational entities; •municipal and mortgage- and asset-backed securities that are insured under policies issued by certain insurance companies; and •debt securities purchased or sold on a when-issued, delayed delivery, or forward commitment basis, where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market. In addition, for purposes of satisfying the 80% investment requirement, the Portfolio may utilize forwards or derivatives such as options, futures contracts, or swap agreements that have economic characteristics similar to the bonds mentioned above. Investment Selection The Portfolio is multi-managed by two subadvisers, J.P. Morgan Investment Management Inc. (“JPMorgan”) and Massachusetts Financial Services Company (“MFS”). JPMorgan focuses on adding alpha primarily through a value-oriented approach that seeks to identify inefficiently priced securities. By design, JPMorgan focuses on a bottom-up security selection-based approach to generate the majority of the potential excess return. While overall portfolio duration and yield curve decisions are important, they are de-emphasized in the process. The team’s focus is on identifying securities that are believed to be undervalued. To find undervalued securities, JPMorgan believes that one should focus on the most inefficient parts of the market. This belief has led to a historical bias toward AAA-rated CMOs within the mortgage-backed sector and higher-rated corporate credits within the credit sector. With a bottom-up focus, turnover tends to be low and duration is typically managed within +/-10% of the benchmark’s duration. MFS uses an active bottom-up investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers in light of the issuers’ financial condition and market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality and terms, any underlying assets and their credit quality, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. MFS may also consider environmental, social, and governance (ESG) factors in its fundamental investment analysis where MFS believes such factors could materially impact the economic value of an issuer or instrument. ESG factors considered may include, but are not limited to, climate change, resource depletion, an issuer’s governance structure and practices, data protection and privacy issues, and diversity and labor practices. Quantitative screening tools that systematically evaluate the structure of a debt instrument and its features may also be considered. In structuring the portion of the Portfolio subadvised by MFS, MFS also considers top-down factors, including sector allocations, yield curve positioning, duration, macroeconomic factors, and risk management factors.Portfolio Investment PoliciesThe Portfolio invests primarily in investment grade debt securities, but may invest up to 15% of its total assets in securities rated below investment grade (commonly referred to as “high yield securities” or “junk bonds”), which are considered speculative. The Portfolio may invest up to 15% of its total assets in securities of issuers based in countries with developing (or “emerging market”) economies. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The Portfolio may also invest up to 10% of its total assets in preferred stocks, convertible securities and other equity related securities. While the Portfolio may use derivatives for any investment purpose, to the extent the Portfolio uses derivatives, the subadvisers expect to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include options, futures contracts, forward contracts, and swap agreements. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Portfolio expects to invest no more than 10% of its assets in sub-prime mortgage related securities at the time of purchase. The Portfolio may also engage in frequent trading of portfolio securities to achieve its investment goal.